American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Equity ETF (AVLC)
May 31, 2024

Avantis U.S. Large Cap Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.2%
AeroVironment, Inc.(1)	36	7,277
Axon Enterprise, Inc.(1)	302	85,064
Boeing Co.(1)	1,521	270,145
BWX Technologies, Inc.	1,582	145,750
Curtiss-Wright Corp.	235	66,463
General Dynamics Corp.	458	137,295
General Electric Co.	4,173	689,129
HEICO Corp.	85	18,850
HEICO Corp., Class A	152	26,700
Hexcel Corp.	676	46,556
Howmet Aerospace, Inc.	1,125	95,231
Huntington Ingalls Industries, Inc.	735	186,028
L3Harris Technologies, Inc.	367	82,513
Leonardo DRS, Inc.(1)	530	12,482
Lockheed Martin Corp.	1,093	514,082
Moog, Inc., Class A	350	59,301
Northrop Grumman Corp.	239	107,734
RTX Corp.	3,709	399,867
Textron, Inc.	2,195	192,304
TransDigm Group, Inc.	160	214,917
Woodward, Inc.	458	85,417
		3,443,105
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	530	45,776
Expeditors International of Washington, Inc.	2,619	316,637
FedEx Corp.	2,877	730,643
GXO Logistics, Inc.(1)	640	32,147
United Parcel Service, Inc., Class B	4,748	659,640
		1,784,843
Automobile Components — 0.3%
Aptiv PLC(1)	2,427	202,072
Autoliv, Inc.	1,655	211,128
BorgWarner, Inc.	3,216	114,683
Gentex Corp.	3,576	125,160
Lear Corp.	1,149	144,027
Modine Manufacturing Co.(1)	584	58,937
		856,007
Automobiles — 1.0%
Ford Motor Co.	57,151	693,242
General Motors Co.	17,746	798,393
Lucid Group, Inc.(1)	680	1,931
Rivian Automotive, Inc., Class A(1)	5,032	54,949
Tesla, Inc.(1)	6,131	1,091,808
Thor Industries, Inc.	1,041	103,309
		2,743,632
Banks — 4.2%
Bank of America Corp.	32,681	1,306,913
Bank OZK	2,016	84,430
BOK Financial Corp.	283	25,645

Cadence Bank	3,145	89,790
Citigroup, Inc.	11,983	746,661
Citizens Financial Group, Inc.	5,953	210,081
Columbia Banking System, Inc.	96	1,851
Comerica, Inc.	2,563	131,328
Commerce Bancshares, Inc.	1,973	109,778
Cullen/Frost Bankers, Inc.	1,093	111,027
East West Bancorp, Inc.	2,507	185,994
Fifth Third Bancorp	10,061	376,483
First Citizens BancShares, Inc., Class A	143	242,876
First Horizon Corp.	7,202	114,080
FNB Corp.	154	2,121
Home BancShares, Inc.	56	1,317
Huntington Bancshares, Inc.	21,092	293,601
JPMorgan Chase & Co.	14,869	3,012,905
KeyCorp	10,416	149,678
M&T Bank Corp.	1,934	293,194
NU Holdings Ltd., Class A(1)	8,592	102,073
Old National Bancorp	5,334	91,158
Pinnacle Financial Partners, Inc.	944	75,057
PNC Financial Services Group, Inc.	3,444	542,051
Popular, Inc.	1,149	102,272
Prosperity Bancshares, Inc.	863	53,765
Regions Financial Corp.	12,091	233,961
SouthState Corp.	934	72,208
Synovus Financial Corp.	2,444	97,002
Truist Financial Corp.	12,085	456,209
U.S. Bancorp	13,415	543,978
Webster Financial Corp.	2,707	119,704
Wells Fargo & Co.	24,370	1,460,250
Western Alliance Bancorp	1,854	116,858
Wintrust Financial Corp.	1,143	112,711
Zions Bancorp NA	2,915	125,899
		11,794,909
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	8	2,509
Brown-Forman Corp., Class A	220	10,076
Brown-Forman Corp., Class B	1,412	64,754
Celsius Holdings, Inc.(1)	1,414	113,092
Coca-Cola Co.	11,883	747,797
Coca-Cola Consolidated, Inc.	125	122,630
Constellation Brands, Inc., Class A	593	148,386
Keurig Dr Pepper, Inc.	2,122	72,679
Molson Coors Beverage Co., Class B	2,424	132,860
Monster Beverage Corp.(1)	3,713	192,779
National Beverage Corp.(1)	102	4,712
PepsiCo, Inc.	5,226	903,576
		2,515,850
Biotechnology — 1.9%
AbbVie, Inc.	7,516	1,211,880
Alkermes PLC(1)	171	4,001
Alnylam Pharmaceuticals, Inc.(1)	307	45,568
Amgen, Inc.	2,295	701,926
Apellis Pharmaceuticals, Inc.(1)	134	5,260
Biogen, Inc.(1)	503	113,145

BioMarin Pharmaceutical, Inc.(1)	1,107	83,103
Blueprint Medicines Corp.(1)	233	24,595
Bridgebio Pharma, Inc.(1)	135	3,781
Cerevel Therapeutics Holdings, Inc.(1)	443	18,048
Cytokinetics, Inc.(1)	539	26,147
Exact Sciences Corp.(1)	513	23,316
Exelixis, Inc.(1)	2,549	55,288
Gilead Sciences, Inc.	10,553	678,241
Halozyme Therapeutics, Inc.(1)	1,243	55,052
Immunovant, Inc.(1)	57	1,447
Incyte Corp.(1)	1,217	70,330
Ionis Pharmaceuticals, Inc.(1)	224	8,416
Madrigal Pharmaceuticals, Inc.(1)	2	472
Moderna, Inc.(1)	1,758	250,603
Mural Oncology PLC(1)	114	383
Natera, Inc.(1)	531	56,567
Neurocrine Biosciences, Inc.(1)	894	121,057
Nuvalent, Inc., Class A(1)	67	4,397
Regeneron Pharmaceuticals, Inc.(1)	556	544,969
REVOLUTION Medicines, Inc.(1)	678	25,988
Roivant Sciences Ltd.(1)	5,094	52,774
Sarepta Therapeutics, Inc.(1)	323	41,945
United Therapeutics Corp.(1)	697	191,766
Vaxcyte, Inc.(1)	753	52,913
Vertex Pharmaceuticals, Inc.(1)	1,816	826,897
Viking Therapeutics, Inc.(1)	858	53,419
		5,353,694
Broadline Retail — 3.3%
Amazon.com, Inc.(1)	45,201	7,975,264
Coupang, Inc.(1)	5,677	129,095
Dillard's, Inc., Class A	90	40,262
eBay, Inc.	2,297	124,543
Etsy, Inc.(1)	257	16,312
Macy's, Inc.	7,010	136,555
MercadoLibre, Inc.(1)	478	824,827
Ollie's Bargain Outlet Holdings, Inc.(1)	150	12,365
		9,259,223
Building Products — 1.1%
A O Smith Corp.	1,693	141,602
AAON, Inc.	1,033	77,527
Advanced Drainage Systems, Inc.	1,460	253,295
Allegion PLC	606	73,823
Armstrong World Industries, Inc.	165	19,107
AZEK Co., Inc.(1)	1,243	59,614
Builders FirstSource, Inc.(1)	1,859	298,909
Carlisle Cos., Inc.	978	409,088
Carrier Global Corp.	2,166	136,870
Fortune Brands Innovations, Inc.	1,215	85,123
Johnson Controls International PLC	1,260	90,607
Lennox International, Inc.	469	235,719
Masco Corp.	818	57,195
Owens Corning	1,942	351,638
Simpson Manufacturing Co., Inc.	758	125,767
Trane Technologies PLC	1,096	358,896
Trex Co., Inc.(1)	2,538	219,486

UFP Industries, Inc.	1,332	159,147
Zurn Elkay Water Solutions Corp.	1,229	38,480
		3,191,893
Capital Markets — 3.2%
Affiliated Managers Group, Inc.	14	2,276
Ameriprise Financial, Inc.	1,554	678,492
ARES Management Corp., Class A	490	68,683
Bank of New York Mellon Corp.	7,359	438,670
BlackRock, Inc.	622	480,203
Blackstone, Inc.	1,771	213,406
Blue Owl Capital, Inc.	499	8,977
Carlyle Group, Inc.	1,911	82,097
Cboe Global Markets, Inc.	511	88,398
Charles Schwab Corp.	9,450	692,496
CME Group, Inc.	1,825	370,439
Coinbase Global, Inc., Class A(1)	1,304	294,600
Evercore, Inc., Class A	493	100,049
FactSet Research Systems, Inc.	300	121,278
Franklin Resources, Inc.	2,689	63,460
Freedom Holding Corp.(1)	75	5,718
Goldman Sachs Group, Inc.	2,136	975,127
Hamilton Lane, Inc., Class A	326	40,910
Houlihan Lokey, Inc.	206	27,882
Interactive Brokers Group, Inc., Class A	506	63,614
Intercontinental Exchange, Inc.	1,480	198,172
Invesco Ltd.	3,434	53,948
Janus Henderson Group PLC	1,347	45,125
Jefferies Financial Group, Inc.	3,556	165,425
KKR & Co., Inc.	3,710	381,536
LPL Financial Holdings, Inc.	830	237,554
MarketAxess Holdings, Inc.	280	55,700
Moody's Corp.	785	311,637
Morgan Stanley	7,956	778,415
Morningstar, Inc.	54	15,566
MSCI, Inc.	236	116,862
Nasdaq, Inc.	1,003	59,207
Northern Trust Corp.	2,715	228,712
Raymond James Financial, Inc.	2,352	288,708
Robinhood Markets, Inc., Class A(1)	2,059	43,033
S&P Global, Inc.	548	234,275
SEI Investments Co.	1,363	92,289
State Street Corp.	3,242	245,063
Stifel Financial Corp.	1,306	105,721
T Rowe Price Group, Inc.	2,441	287,623
Tradeweb Markets, Inc., Class A	460	50,145
XP, Inc., Class A	2,070	39,309
		8,850,800
Chemicals — 1.8%
Air Products & Chemicals, Inc.	1,592	424,586
Albemarle Corp.	605	74,167
Arcadium Lithium PLC(1)	535	2,370
Axalta Coating Systems Ltd.(1)	1,815	64,596
Cabot Corp.	1,522	155,701
Celanese Corp.	333	50,629
CF Industries Holdings, Inc.	3,770	300,582

Corteva, Inc.	4,512	252,401
Dow, Inc.	10,311	594,223
DuPont de Nemours, Inc.	2,253	185,106
Eastman Chemical Co.	1,714	173,680
Ecolab, Inc.	752	174,614
Element Solutions, Inc.	149	3,580
FMC Corp.	791	48,211
International Flavors & Fragrances, Inc.	1,681	161,679
Linde PLC	1,489	648,489
LyondellBasell Industries NV, Class A	4,161	413,687
Mosaic Co.	6,357	196,622
NewMarket Corp.	55	29,429
Olin Corp.	2,626	141,174
PPG Industries, Inc.	1,556	204,474
RPM International, Inc.	2,537	284,398
Sherwin-Williams Co.	1,232	374,282
Westlake Corp.	607	97,460
		5,056,140
Commercial Services and Supplies — 0.6%
Casella Waste Systems, Inc., Class A(1)	313	31,485
Cintas Corp.	432	292,883
Clean Harbors, Inc.(1)	579	125,406
Copart, Inc.(1)	5,370	284,932
MSA Safety, Inc.	367	66,060
Republic Services, Inc.	563	104,262
Rollins, Inc.	1,966	89,827
Tetra Tech, Inc.	164	34,356
Veralto Corp.	1,707	168,276
Waste Connections, Inc.	716	117,653
Waste Management, Inc.	2,041	430,100
		1,745,240
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	1,255	373,551
Ciena Corp.(1)	2,428	116,957
Cisco Systems, Inc.	16,970	789,105
F5, Inc.(1)	406	68,602
Juniper Networks, Inc.	2,133	76,084
Motorola Solutions, Inc.	1,237	451,393
		1,875,692
Construction and Engineering — 0.4%
AECOM	431	37,644
API Group Corp.(1)	615	21,919
Comfort Systems USA, Inc.	683	223,573
EMCOR Group, Inc.	1,071	416,255
Fluor Corp.(1)	1,595	69,223
MasTec, Inc.(1)	768	86,208
Quanta Services, Inc.	927	255,796
WillScot Mobile Mini Holdings Corp.(1)	1,654	65,217
		1,175,835
Construction Materials — 0.3%
Eagle Materials, Inc.	856	198,926
Martin Marietta Materials, Inc.	604	345,536
Summit Materials, Inc., Class A(1)	657	25,387
Vulcan Materials Co.	811	207,429
		777,278

Consumer Finance — 0.8%
Ally Financial, Inc.	6,143	239,393
American Express Co.	2,218	532,320
Capital One Financial Corp.	3,715	511,295
Credit Acceptance Corp.(1)	92	45,156
Discover Financial Services	1,723	211,343
FirstCash Holdings, Inc.	93	10,967
OneMain Holdings, Inc.	2,727	133,950
SoFi Technologies, Inc.(1)(2)	7,552	52,109
Synchrony Financial	8,161	357,452
		2,093,985
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc.(1)	2,453	216,036
Casey's General Stores, Inc.	692	229,592
Costco Wholesale Corp.	2,894	2,343,822
Dollar General Corp.	1,755	240,277
Dollar Tree, Inc.(1)	3,741	441,251
Kroger Co.	11,036	577,955
Maplebear, Inc.(1)	955	29,108
Performance Food Group Co.(1)	1,619	112,682
Sprouts Farmers Market, Inc.(1)	2,686	212,140
Sysco Corp.	3,255	237,029
Target Corp.	6,448	1,006,920
U.S. Foods Holding Corp.(1)	581	30,694
Walgreens Boots Alliance, Inc.	283	4,590
Walmart, Inc.	25,181	1,655,903
		7,337,999
Containers and Packaging — 0.6%
Amcor PLC	5,372	54,633
AptarGroup, Inc.	873	128,933
Avery Dennison Corp.	538	122,444
Ball Corp.	2,501	173,645
Berry Global Group, Inc.	455	27,245
Crown Holdings, Inc.	1,052	88,568
Graphic Packaging Holding Co.	7,116	201,525
International Paper Co.	6,068	273,606
Packaging Corp. of America	1,672	306,795
Sealed Air Corp.	535	20,796
Silgan Holdings, Inc.	9	425
Sonoco Products Co.	1,654	101,506
Westrock Co.	4,740	254,254
		1,754,375
Distributors — 0.2%
Genuine Parts Co.	1,406	202,661
LKQ Corp.	1,162	50,001
Pool Corp.	729	265,028
		517,690
Diversified Consumer Services — 0.1%
ADT, Inc.	3,463	24,622
Bright Horizons Family Solutions, Inc.(1)	130	13,666
Duolingo, Inc.(1)	112	21,437
H&R Block, Inc.	767	38,074
Service Corp. International	1,237	88,643
		186,442

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	52,978	965,259
Frontier Communications Parent, Inc.(1)	4,247	113,225
Verizon Communications, Inc.	34,654	1,426,012
		2,504,496
Electric Utilities — 1.2%
Alliant Energy Corp.	1,267	65,238
American Electric Power Co., Inc.	4,386	395,836
Avangrid, Inc.	547	19,697
Constellation Energy Corp.	1,522	330,654
Duke Energy Corp.	3,697	382,898
Edison International	396	30,433
Entergy Corp.	2,433	273,688
Evergy, Inc.	1,827	99,864
Eversource Energy	756	44,778
Exelon Corp.	3,304	124,065
FirstEnergy Corp.	1,361	54,794
IDACORP, Inc.	16	1,528
NextEra Energy, Inc.	3,401	272,148
NRG Energy, Inc.	2,197	177,957
OGE Energy Corp.	2,910	105,633
PG&E Corp.	19,642	364,163
Pinnacle West Capital Corp.	1,217	95,973
PPL Corp.	5,162	151,401
Southern Co.	2,578	206,601
Xcel Energy, Inc.	4,724	261,946
		3,459,295
Electrical Equipment — 0.7%
Acuity Brands, Inc.	567	147,199
AMETEK, Inc.	907	153,809
Atkore, Inc.	911	138,609
Eaton Corp. PLC	1,263	420,390
Emerson Electric Co.	1,415	158,706
GE Vernova, Inc.(1)	828	145,645
Generac Holdings, Inc.(1)	693	102,017
Hubbell, Inc.	251	97,611
NEXTracker, Inc., Class A(1)	687	37,902
nVent Electric PLC	868	70,638
Plug Power, Inc.(1)	2,449	8,155
Regal Rexnord Corp.	156	23,328
Rockwell Automation, Inc.	421	108,420
Sensata Technologies Holding PLC	173	7,148
Vertiv Holdings Co.	3,860	378,550
		1,998,127
Electronic Equipment, Instruments and Components — 1.1%
Amphenol Corp., Class A	2,663	352,501
Arrow Electronics, Inc.(1)	975	128,027
Badger Meter, Inc.	114	21,998
CDW Corp.	914	204,389
Cognex Corp.	914	41,605
Coherent Corp.(1)	985	56,204
Corning, Inc.	6,186	230,490
Fabrinet(1)	371	88,866
Flex Ltd.(1)	6,677	221,209
Insight Enterprises, Inc.(1)	742	145,061

IPG Photonics Corp.(1)	52	4,510
Jabil, Inc.	2,660	316,274
Keysight Technologies, Inc.(1)	1,274	176,424
Littelfuse, Inc.	135	34,641
Novanta, Inc.(1)	192	31,135
TD SYNNEX Corp.	1,310	171,400
TE Connectivity Ltd.	3,169	474,399
Teledyne Technologies, Inc.(1)	212	84,153
Trimble, Inc.(1)	1,082	60,246
Vontier Corp.	1,303	52,094
Zebra Technologies Corp., Class A(1)	272	84,957
		2,980,583
Energy Equipment and Services — 0.7%
Baker Hughes Co.	13,469	450,942
ChampionX Corp.	4,603	150,150
Halliburton Co.	12,881	472,733
Noble Corp. PLC	341	15,843
NOV, Inc.	3,189	60,017
Schlumberger NV	6,560	301,038
TechnipFMC PLC	9,139	239,350
Tidewater, Inc.(1)	272	28,106
Valaris Ltd.(1)	481	37,229
Weatherford International PLC(1)	1,661	199,885
		1,955,293
Entertainment — 0.9%
Atlanta Braves Holdings, Inc., Class C(1)	26	1,039
Electronic Arts, Inc.	1,491	198,124
Liberty Media Corp.-Liberty Formula One, Class A(1)	102	6,978
Liberty Media Corp.-Liberty Formula One, Class C(1)	1,224	90,747
Live Nation Entertainment, Inc.(1)	545	51,088
Netflix, Inc.(1)	2,043	1,310,830
ROBLOX Corp., Class A(1)	626	21,046
Roku, Inc.(1)	693	39,778
Spotify Technology SA(1)	132	39,175
Take-Two Interactive Software, Inc.(1)	580	93,009
TKO Group Holdings, Inc.	159	17,342
Walt Disney Co.	5,875	610,471
Warner Bros Discovery, Inc.(1)	10,331	85,128
		2,564,755
Financial Services — 2.8%
Affirm Holdings, Inc.(1)	1,373	40,188
Apollo Global Management, Inc.	3,068	356,379
Berkshire Hathaway, Inc., Class B(1)	4,603	1,907,483
Block, Inc.(1)	2,926	187,498
Corebridge Financial, Inc.	767	22,373
Corpay, Inc.(1)	391	104,659
Enact Holdings, Inc.	167	5,129
Equitable Holdings, Inc.	7,356	305,200
Essent Group Ltd.	1,742	98,771
Euronet Worldwide, Inc.(1)	82	9,560
Fidelity National Information Services, Inc.	2,409	182,795
Fiserv, Inc.(1)	1,119	167,581
Global Payments, Inc.	373	37,990
Jack Henry & Associates, Inc.	661	108,853
Jackson Financial, Inc., Class A	950	72,209

Mastercard, Inc., Class A	3,949	1,765,479
MGIC Investment Corp.	5,706	119,826
Mr Cooper Group, Inc.(1)	194	16,180
PayPal Holdings, Inc.(1)	3,410	214,796
Remitly Global, Inc.(1)	449	5,835
Shift4 Payments, Inc., Class A(1)	24	1,615
Toast, Inc., Class A(1)	1,750	42,403
Visa, Inc., Class A	6,615	1,802,323
Voya Financial, Inc.	925	70,134
WEX, Inc.(1)	309	57,882
		7,703,141
Food Products — 0.9%
Archer-Daniels-Midland Co.	5,886	367,522
Bunge Global SA	2,849	306,524
Campbell Soup Co.	797	35,371
Conagra Brands, Inc.	715	21,364
Darling Ingredients, Inc.(1)	2,115	85,446
Flowers Foods, Inc.	491	11,401
Freshpet, Inc.(1)	465	60,994
General Mills, Inc.	1,617	111,169
Hershey Co.	1,428	282,501
Hormel Foods Corp.	1,422	44,054
Ingredion, Inc.	1,438	169,080
J M Smucker Co.	463	51,689
Kellanova	934	56,358
Kraft Heinz Co.	4,625	163,586
Lamb Weston Holdings, Inc.	1,052	92,881
Lancaster Colony Corp.	208	38,584
McCormick & Co., Inc.	519	37,482
Mondelez International, Inc., Class A	4,132	283,166
Pilgrim's Pride Corp.(1)	563	20,229
Post Holdings, Inc.(1)	123	13,108
Tyson Foods, Inc., Class A	2,434	139,347
WK Kellogg Co.	53	1,006
		2,392,862
Gas Utilities — 0.1%
Atmos Energy Corp.	1,736	201,237
Southwest Gas Holdings, Inc.	167	12,958
UGI Corp.	112	2,851
		217,046
Ground Transportation — 1.5%
Avis Budget Group, Inc.	58	6,596
CSX Corp.	24,969	842,704
JB Hunt Transport Services, Inc.	1,485	238,714
Knight-Swift Transportation Holdings, Inc.	1,479	71,362
Landstar System, Inc.	701	127,603
Lyft, Inc., Class A(1)	1,459	22,775
Norfolk Southern Corp.	2,164	486,467
Old Dominion Freight Line, Inc.	2,256	395,364
Ryder System, Inc.	1,013	123,049
Saia, Inc.(1)	485	198,598
Schneider National, Inc., Class B	304	6,834
Uber Technologies, Inc.(1)	4,232	273,218
U-Haul Holding Co.(1)	50	3,161
U-Haul Holding Co.	1,724	104,802

Union Pacific Corp.	5,486	1,277,251
XPO, Inc.(1)	941	100,668
		4,279,166
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	5,365	548,249
Align Technology, Inc.(1)	783	201,395
Baxter International, Inc.	1,876	63,953
Becton Dickinson & Co.	729	169,106
Boston Scientific Corp.(1)	4,503	340,292
Cooper Cos., Inc.	1,347	127,036
Dentsply Sirona, Inc.	903	25,293
Dexcom, Inc.(1)	2,487	295,381
Edwards Lifesciences Corp.(1)	3,351	291,168
Embecta Corp.	60	742
Envista Holdings Corp.(1)	5	97
GE HealthCare Technologies, Inc.	1,526	119,028
Glaukos Corp.(1)	82	9,243
Globus Medical, Inc., Class A(1)	859	57,647
Hologic, Inc.(1)	1,204	88,831
IDEXX Laboratories, Inc.(1)	770	382,651
Inspire Medical Systems, Inc.(1)	68	10,798
Insulet Corp.(1)	231	40,931
Intuitive Surgical, Inc.(1)	1,112	447,157
Lantheus Holdings, Inc.(1)	345	28,231
Masimo Corp.(1)	498	62,001
Medtronic PLC	4,457	362,666
Penumbra, Inc.(1)	141	26,715
QuidelOrtho Corp.(1)	114	5,038
ResMed, Inc.	887	183,015
Shockwave Medical, Inc.(1)	179	59,965
Solventum Corp.(1)	614	36,435
STERIS PLC	428	95,393
Stryker Corp.	906	309,028
Teleflex, Inc.	329	68,784
Zimmer Biomet Holdings, Inc.	1,404	161,671
		4,617,940
Health Care Providers and Services — 1.6%
Acadia Healthcare Co., Inc.(1)	795	54,768
agilon health, Inc.(1)	480	3,024
Cardinal Health, Inc.	852	84,578
Cencora, Inc.	1,215	275,283
Centene Corp.(1)	4,044	289,510
Chemed Corp.	135	74,840
Cigna Group	795	273,973
CVS Health Corp.	3,158	188,217
DaVita, Inc.(1)	404	59,437
Elevance Health, Inc.	1,066	574,020
Encompass Health Corp.	996	86,044
Ensign Group, Inc.	1,097	133,000
HCA Healthcare, Inc.	533	181,087
HealthEquity, Inc.(1)	320	26,138
Henry Schein, Inc.(1)	629	43,615
Humana, Inc.	695	248,893
Labcorp Holdings, Inc.	464	90,438
McKesson Corp.	362	206,192

Molina Healthcare, Inc.(1)	887	279,032
Option Care Health, Inc.(1)	526	15,685
Quest Diagnostics, Inc.	287	40,745
Tenet Healthcare Corp.(1)	502	67,880
UnitedHealth Group, Inc.	2,249	1,114,087
Universal Health Services, Inc., Class B	699	132,670
		4,543,156
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(1)	672	117,096
Hotels, Restaurants and Leisure — 1.9%
Airbnb, Inc., Class A(1)	1,636	237,106
Aramark	1,452	46,682
Booking Holdings, Inc.	70	264,345
Boyd Gaming Corp.	11	587
Caesars Entertainment, Inc.(1)	288	10,241
Carnival Corp.(1)	18,014	271,651
Cava Group, Inc.(1)	542	50,162
Chipotle Mexican Grill, Inc.(1)	284	888,784
Choice Hotels International, Inc.	305	34,523
Churchill Downs, Inc.	623	80,679
Darden Restaurants, Inc.	1,996	300,178
Domino's Pizza, Inc.	123	62,555
DoorDash, Inc., Class A(1)	1,246	137,197
DraftKings, Inc., Class A(1)	836	29,369
Dutch Bros, Inc., Class A(1)	120	4,247
Expedia Group, Inc.(1)	877	98,978
Hilton Worldwide Holdings, Inc.	719	144,231
Hyatt Hotels Corp., Class A	147	21,678
Las Vegas Sands Corp.	5,998	270,090
Light & Wonder, Inc., Class A(1)	657	62,730
Marriott International, Inc., Class A	618	142,863
McDonald's Corp.	1,680	434,935
MGM Resorts International(1)	844	33,904
Norwegian Cruise Line Holdings Ltd.(1)	10,423	173,022
Planet Fitness, Inc., Class A(1)	360	22,910
Red Rock Resorts, Inc., Class A	667	34,184
Royal Caribbean Cruises Ltd.(1)	4,106	606,374
Starbucks Corp.	2,888	231,675
Texas Roadhouse, Inc.	1,523	262,976
Vail Resorts, Inc.	221	41,707
Wingstop, Inc.	126	46,450
Wyndham Hotels & Resorts, Inc.	579	40,970
Wynn Resorts Ltd.	407	38,616
Yum! Brands, Inc.	851	116,953
		5,243,552
Household Durables — 1.1%
DR Horton, Inc.	2,988	441,626
Garmin Ltd.	1,458	238,893
Installed Building Products, Inc.	612	129,646
KB Home	1,385	97,781
Lennar Corp., B Shares	190	27,789
Lennar Corp., Class A	3,796	608,689
Meritage Homes Corp.	459	80,945
Mohawk Industries, Inc.(1)	1,162	141,683
NVR, Inc.(1)	42	322,591

PulteGroup, Inc.	3,723	436,782
Taylor Morrison Home Corp.(1)	1,536	88,827
Tempur Sealy International, Inc.	1,744	89,572
Toll Brothers, Inc.	1,918	233,306
TopBuild Corp.(1)	314	131,236
		3,069,366
Household Products — 0.8%
Church & Dwight Co., Inc.	1,449	155,058
Clorox Co.	1,159	152,478
Colgate-Palmolive Co.	5,978	555,715
Kimberly-Clark Corp.	2,960	394,568
Procter & Gamble Co.	6,623	1,089,748
Spectrum Brands Holdings, Inc.	20	1,795
		2,349,362
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	15,399	332,464
Clearway Energy, Inc., Class C	33	924
Vistra Corp.	4,509	446,752
		780,140
Industrial Conglomerates — 0.3%
3M Co.	3,171	317,544
Honeywell International, Inc.	1,875	379,106
		696,650
Insurance — 3.5%
Aflac, Inc.	5,792	520,527
Allstate Corp.	1,580	264,682
American Financial Group, Inc.	1,343	174,469
American International Group, Inc.	8,530	672,335
Aon PLC, Class A	523	147,298
Arch Capital Group Ltd.(1)	4,350	446,440
Arthur J Gallagher & Co.	332	84,106
Assurant, Inc.	806	139,817
Assured Guaranty Ltd.	40	3,109
Axis Capital Holdings Ltd.	1,924	142,145
Brown & Brown, Inc.	392	35,088
Chubb Ltd.	2,514	680,841
Cincinnati Financial Corp.	1,425	167,551
CNA Financial Corp.	170	7,810
Erie Indemnity Co., Class A	222	80,459
Everest Group Ltd.	599	234,167
Fidelity National Financial, Inc.	4,176	210,303
First American Financial Corp.	970	53,913
Globe Life, Inc.	1,921	158,982
Hartford Financial Services Group, Inc.	5,463	565,147
Kinsale Capital Group, Inc.	321	123,142
Lincoln National Corp.	126	4,157
Loews Corp.	2,472	189,850
Markel Group, Inc.(1)	188	308,619
Marsh & McLennan Cos., Inc.	1,369	284,177
MetLife, Inc.	7,442	538,578
Old Republic International Corp.	3,777	120,033
Primerica, Inc.	854	192,910
Principal Financial Group, Inc.	3,387	277,869
Progressive Corp.	4,145	875,341
Prudential Financial, Inc.	4,159	500,536

Reinsurance Group of America, Inc.	920	193,016
RenaissanceRe Holdings Ltd.	854	194,592
RLI Corp.	422	61,604
Ryan Specialty Holdings, Inc.	451	25,044
Selective Insurance Group, Inc.	830	81,016
Travelers Cos., Inc.	3,386	730,360
Unum Group	2,731	147,092
W R Berkley Corp.	2,478	200,792
Willis Towers Watson PLC	209	53,356
		9,891,273
Interactive Media and Services — 5.2%
Alphabet, Inc., Class A(1)	26,430	4,559,175
Alphabet, Inc., Class C(1)	21,973	3,822,423
Match Group, Inc.(1)	753	23,064
Meta Platforms, Inc., Class A	13,065	6,099,134
Pinterest, Inc., Class A(1)	2,468	102,397
Snap, Inc., Class A(1)	1,953	29,334
ZoomInfo Technologies, Inc.(1)	463	5,686
		14,641,213
IT Services — 1.2%
Accenture PLC, Class A	3,064	864,936
Akamai Technologies, Inc.(1)	1,085	100,080
Amdocs Ltd.	826	65,254
Cloudflare, Inc., Class A(1)	1,317	89,148
Cognizant Technology Solutions Corp., Class A	5,272	348,743
DXC Technology Co.(1)	74	1,151
EPAM Systems, Inc.(1)	529	94,125
Gartner, Inc.(1)	597	250,543
Globant SA(1)	262	42,213
GoDaddy, Inc., Class A(1)	1,367	190,874
International Business Machines Corp.	4,262	711,115
Kyndryl Holdings, Inc.(1)	1,573	41,857
MongoDB, Inc.(1)	314	74,123
Okta, Inc.(1)	725	64,293
Snowflake, Inc., Class A(1)	1,322	180,030
Twilio, Inc., Class A(1)	1,284	73,702
VeriSign, Inc.(1)	377	65,719
		3,257,906
Leisure Products — 0.1%
Brunswick Corp.	1,552	128,087
Hasbro, Inc.	637	38,080
Mattel, Inc.(1)	3,351	59,614
		225,781
Life Sciences Tools and Services — 0.9%
10X Genomics, Inc., Class A(1)	150	3,363
Agilent Technologies, Inc.	1,651	215,307
Avantor, Inc.(1)	1,764	42,477
Bio-Rad Laboratories, Inc., Class A(1)	146	41,882
Bio-Techne Corp.	791	61,057
Bruker Corp.	1,053	68,982
Charles River Laboratories International, Inc.(1)	257	53,569
Danaher Corp.	1,820	467,376
Illumina, Inc.(1)	916	95,520
IQVIA Holdings, Inc.(1)	599	131,235
Medpace Holdings, Inc.(1)	286	110,493

Mettler-Toledo International, Inc.(1)	76	106,711
Repligen Corp.(1)	190	28,327
Revvity, Inc.	714	78,012
Thermo Fisher Scientific, Inc.	1,055	599,219
Waters Corp.(1)	461	142,403
West Pharmaceutical Services, Inc.	495	164,048
		2,409,981
Machinery — 2.6%
AGCO Corp.	1,314	141,032
Allison Transmission Holdings, Inc.	646	48,973
Caterpillar, Inc.	4,561	1,543,990
Chart Industries, Inc.(1)	124	19,472
Crane Co.	312	46,513
Cummins, Inc.	2,317	652,768
Deere & Co.	2,510	940,648
Donaldson Co., Inc.	2,459	181,179
Dover Corp.	477	87,682
Esab Corp.	287	29,509
Federal Signal Corp.	33	3,037
Flowserve Corp.	1,043	51,837
Fortive Corp.	873	64,986
Graco, Inc.	2,090	168,767
IDEX Corp.	347	72,398
Illinois Tool Works, Inc.	1,595	387,186
Ingersoll Rand, Inc.	1,940	180,517
ITT, Inc.	1,067	141,783
Lincoln Electric Holdings, Inc.	1,005	197,342
Middleby Corp.(1)	409	52,724
Mueller Industries, Inc.	2,755	162,297
Nordson Corp.	129	30,279
Oshkosh Corp.	916	104,177
Otis Worldwide Corp.	1,334	132,333
PACCAR, Inc.	7,538	810,335
Parker-Hannifin Corp.	397	211,013
Pentair PLC	641	52,165
RBC Bearings, Inc.(1)	133	39,272
Snap-on, Inc.	722	197,005
SPX Technologies, Inc.(1)	295	41,129
Stanley Black & Decker, Inc.	769	67,034
Symbotic, Inc.(1)	90	3,561
Timken Co.	1,231	106,962
Toro Co.	712	57,095
Watts Water Technologies, Inc., Class A	244	48,588
Westinghouse Air Brake Technologies Corp.	645	109,153
Xylem, Inc.	898	126,636
		7,311,377
Marine Transportation — 0.0%
Kirby Corp.(1)	872	108,276
Media — 0.7%
Charter Communications, Inc., Class A(1)	420	120,591
Comcast Corp., Class A	29,806	1,193,134
Fox Corp., Class A	3,603	124,051
Fox Corp., Class B	1,670	53,340
Interpublic Group of Cos., Inc.	1,438	45,110
Liberty Broadband Corp., Class A(1)	101	5,478

Liberty Broadband Corp., Class C(1)	793	42,893
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	86	1,949
New York Times Co., Class A	1,806	92,467
News Corp., Class A	3,307	89,917
News Corp., Class B	724	20,185
Nexstar Media Group, Inc., Class A	268	44,405
Omnicom Group, Inc.	628	58,379
Paramount Global, Class B	1,913	22,784
Sirius XM Holdings, Inc.	158	446
Trade Desk, Inc., Class A(1)	1,162	107,810
		2,022,939
Metals and Mining — 1.0%
Alcoa Corp.	2,772	122,716
ATI, Inc.(1)	2,346	143,904
Carpenter Technology Corp.	114	12,639
Cleveland-Cliffs, Inc.(1)	10,696	184,827
Commercial Metals Co.	2,510	141,363
Freeport-McMoRan, Inc.	11,581	610,666
Newmont Corp.	2,375	99,608
Nucor Corp.	3,514	593,339
Reliance, Inc.	838	252,054
Royal Gold, Inc.	612	78,452
Steel Dynamics, Inc.	2,937	393,176
U.S. Steel Corp.	3,500	134,225
		2,766,969
Multi-Utilities — 0.7%
Ameren Corp.	2,036	149,381
CenterPoint Energy, Inc.	1,847	56,352
CMS Energy Corp.	3,029	190,615
Consolidated Edison, Inc.	2,963	280,152
Dominion Energy, Inc.	3,019	162,784
DTE Energy Co.	1,749	203,811
NiSource, Inc.	3,336	96,944
Public Service Enterprise Group, Inc.	4,498	340,769
Sempra	3,288	253,275
WEC Energy Group, Inc.	1,316	106,635
		1,840,718
Oil, Gas and Consumable Fuels — 6.7%
Antero Midstream Corp.	5,712	83,681
Antero Resources Corp.(1)	4,882	173,946
APA Corp.	4,316	131,767
Cheniere Energy, Inc.	3,515	554,632
Chesapeake Energy Corp.	1,910	173,676
Chevron Corp.	11,732	1,904,104
Chord Energy Corp.	975	180,775
Civitas Resources, Inc.	2,339	172,057
ConocoPhillips	10,665	1,242,259
Coterra Energy, Inc.	12,163	346,889
Devon Energy Corp.	10,954	537,622
Diamondback Energy, Inc.	3,190	635,639
DT Midstream, Inc.	1,148	77,008
EnLink Midstream LLC(1)	5,298	67,232
EOG Resources, Inc.	6,884	857,402
EQT Corp.	7,466	306,778
Equitrans Midstream Corp.	6,285	89,750

Exxon Mobil Corp.	28,022	3,285,860
Hess Corp.	4,445	684,974
Hess Midstream LP, Class A	1,698	59,006
HF Sinclair Corp.	3,490	192,753
Kinder Morgan, Inc.	12,975	252,883
Magnolia Oil & Gas Corp., Class A	2,949	76,527
Marathon Oil Corp.	11,493	332,837
Marathon Petroleum Corp.	5,304	936,739
Matador Resources Co.	2,656	168,523
Murphy Oil Corp.	3,421	146,385
New Fortress Energy, Inc.	1,355	34,349
Occidental Petroleum Corp.	8,659	541,188
ONEOK, Inc.	6,094	493,614
Ovintiv, Inc.	5,899	304,801
PBF Energy, Inc., Class A	2,104	97,478
Permian Resources Corp.	11,698	191,730
Phillips 66	5,849	831,201
Range Resources Corp.	4,498	166,021
SM Energy Co.	2,861	144,280
Southwestern Energy Co.(1)	22,222	167,332
Targa Resources Corp.	4,479	529,552
Texas Pacific Land Corp.	297	182,450
Valero Energy Corp.	5,067	796,228
Viper Energy, Inc.	1,290	49,613
Williams Cos., Inc.	15,154	629,043
		18,830,584
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	1,112	101,948
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	2,712	113,958
American Airlines Group, Inc.(1)	2,060	23,690
Delta Air Lines, Inc.	11,061	564,332
Southwest Airlines Co.	10,197	273,688
United Airlines Holdings, Inc.(1)	6,880	364,571
		1,340,239
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	427	24,838
Coty, Inc., Class A(1)	175	1,813
elf Beauty, Inc.(1)	192	35,887
Estee Lauder Cos., Inc., Class A	1,067	131,625
Kenvue, Inc.	6,973	134,579
		328,742
Pharmaceuticals — 2.7%
AstraZeneca PLC, ADR	1,187	92,610
Bristol-Myers Squibb Co.	10,340	424,871
Catalent, Inc.(1)	1,704	91,658
Elanco Animal Health, Inc.(1)	3,807	67,308
Eli Lilly & Co.	3,142	2,577,508
Intra-Cellular Therapies, Inc.(1)	358	24,072
Jazz Pharmaceuticals PLC(1)	929	97,777
Johnson & Johnson	14,256	2,090,928
Merck & Co., Inc.	7,312	917,948
Organon & Co.	479	10,217
Pfizer, Inc.	17,208	493,181
Royalty Pharma PLC, Class A	3,250	89,082

Viatris, Inc.	22,598	239,539
Zoetis, Inc.	2,430	412,031
		7,628,730
Professional Services — 0.9%
Alight, Inc., Class A(1)	1,281	9,928
Automatic Data Processing, Inc.	2,586	633,363
Booz Allen Hamilton Holding Corp.	828	126,030
Broadridge Financial Solutions, Inc., ADR	692	138,933
CACI International, Inc., Class A(1)	45	19,102
Concentrix Corp.	34	2,085
Dayforce, Inc.(1)	207	10,238
Equifax, Inc.	332	76,821
ExlService Holdings, Inc.(1)	93	2,777
FTI Consulting, Inc.(1)	193	41,456
Genpact Ltd.	354	11,703
Jacobs Solutions, Inc.	214	29,819
KBR, Inc.	756	49,639
Leidos Holdings, Inc.	415	61,026
Maximus, Inc.	44	3,788
Parsons Corp.(1)	359	27,338
Paychex, Inc.	3,524	423,444
Paycom Software, Inc.	1,036	150,551
Paylocity Holding Corp.(1)	274	38,955
Robert Half, Inc.	2,229	143,169
Science Applications International Corp.	114	15,350
SS&C Technologies Holdings, Inc.	389	24,137
TransUnion	765	55,019
TriNet Group, Inc.	309	32,127
Verisk Analytics, Inc.	1,213	306,622
		2,433,420
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	1,314	115,724
CoStar Group, Inc.(1)	1,880	146,960
Jones Lang LaSalle, Inc.(1)	470	94,973
Zillow Group, Inc., Class A(1)	409	16,421
Zillow Group, Inc., Class C(1)	805	32,965
		407,043
Semiconductors and Semiconductor Equipment — 9.6%
Advanced Micro Devices, Inc.(1)	7,275	1,214,197
Allegro MicroSystems, Inc.(1)	346	10,428
Amkor Technology, Inc.	3,174	103,441
Analog Devices, Inc.	2,280	534,637
Applied Materials, Inc.	7,922	1,703,864
Broadcom, Inc.	2,041	2,711,571
Cirrus Logic, Inc.(1)	200	22,940
Enphase Energy, Inc.(1)	971	124,191
Entegris, Inc.	707	89,329
First Solar, Inc.(1)	1,151	312,796
GLOBALFOUNDRIES, Inc.(1)	322	15,778
Intel Corp.	20,039	618,203
KLA Corp.	1,092	829,407
Lam Research Corp.	1,463	1,364,160
Lattice Semiconductor Corp.(1)	656	48,701
MACOM Technology Solutions Holdings, Inc.(1)	285	28,825
Marvell Technology, Inc.	3,992	274,690

Microchip Technology, Inc.	2,778	270,105
Micron Technology, Inc.	5,397	674,625
MKS Instruments, Inc.	316	40,002
Monolithic Power Systems, Inc.	270	198,620
NVIDIA Corp.	10,593	11,613,424
NXP Semiconductors NV	1,172	318,901
ON Semiconductor Corp.(1)	4,774	348,693
Onto Innovation, Inc.(1)	449	97,298
Qorvo, Inc.(1)	899	88,453
QUALCOMM, Inc.	8,655	1,766,053
Rambus, Inc.(1)	383	21,165
Skyworks Solutions, Inc.	2,643	244,900
SolarEdge Technologies, Inc.(1)	97	4,752
Teradyne, Inc.	1,377	194,074
Texas Instruments, Inc.	4,060	791,741
Universal Display Corp.	296	52,007
Wolfspeed, Inc.(1)(2)	83	2,133
		26,734,104
Software — 8.2%
Adobe, Inc.(1)	2,044	909,089
Altair Engineering, Inc., Class A(1)	167	14,584
ANSYS, Inc.(1)	417	132,377
Appfolio, Inc., Class A(1)	117	26,713
AppLovin Corp., Class A(1)	1,393	113,502
Aspen Technology, Inc.(1)	165	34,757
Atlassian Corp., Class A(1)	683	107,135
Aurora Innovation, Inc.(1)	826	1,974
Autodesk, Inc.(1)	1,380	278,208
Bentley Systems, Inc., Class B	944	47,427
Bill Holdings, Inc.(1)	451	23,475
Braze, Inc., Class A(1)	76	2,861
Cadence Design Systems, Inc.(1)	1,240	355,024
CCC Intelligent Solutions Holdings, Inc.(1)	1,032	11,538
Confluent, Inc., Class A(1)	935	24,282
Crowdstrike Holdings, Inc., Class A(1)	1,050	329,354
Datadog, Inc., Class A(1)	1,283	141,361
DocuSign, Inc.(1)	2,142	117,253
Dolby Laboratories, Inc., Class A	354	28,678
Dropbox, Inc., Class A(1)	822	18,520
Dynatrace, Inc.(1)	1,292	59,083
Elastic NV(1)	348	36,209
Fair Isaac Corp.(1)	116	149,632
Fortinet, Inc.(1)	2,927	173,630
Gitlab, Inc., Class A(1)	645	30,438
Guidewire Software, Inc.(1)	337	38,391
HashiCorp, Inc., Class A(1)	170	5,709
HubSpot, Inc.(1)	209	127,710
Informatica, Inc., Class A(1)	174	5,020
Intuit, Inc.	1,239	714,209
Manhattan Associates, Inc.(1)	681	149,507
Marathon Digital Holdings, Inc.(1)	1,010	19,715
Microsoft Corp.	33,294	13,821,338
MicroStrategy, Inc., Class A(1)	110	167,694
Nutanix, Inc., Class A(1)	1,106	61,178
Oracle Corp.	7,312	856,893

Palantir Technologies, Inc., Class A(1)	9,221	199,911
Palo Alto Networks, Inc.(1)	1,460	430,569
Pegasystems, Inc.	125	7,183
Procore Technologies, Inc.(1)	471	31,618
PTC, Inc.(1)	469	82,657
Qualys, Inc.(1)	781	109,824
Roper Technologies, Inc.	470	250,397
Salesforce, Inc.	4,303	1,008,795
Samsara, Inc., Class A(1)	712	24,158
SentinelOne, Inc., Class A(1)	1,245	20,953
ServiceNow, Inc.(1)	944	620,142
Smartsheet, Inc., Class A(1)	656	24,272
SPS Commerce, Inc.(1)	171	32,163
Synopsys, Inc.(1)	679	380,783
Tenable Holdings, Inc.(1)	322	13,585
Teradata Corp.(1)	189	6,163
Tyler Technologies, Inc.(1)	199	95,592
UiPath, Inc., Class A(1)	2,690	32,979
Unity Software, Inc.(1)	994	18,160
Workday, Inc., Class A(1)	954	201,723
Workiva, Inc.(1)	100	7,697
Zoom Video Communications, Inc., Class A(1)	1,478	90,661
Zscaler, Inc.(1)	410	69,684
		22,894,137
Specialty Retail — 2.9%
Abercrombie & Fitch Co., Class A(1)	1,505	260,169
AutoNation, Inc.(1)	284	48,351
AutoZone, Inc.(1)	50	138,497
Bath & Body Works, Inc.	907	47,110
Best Buy Co., Inc.	3,865	327,829
Burlington Stores, Inc.(1)	1,578	378,799
CarMax, Inc.(1)	1,956	137,429
Carvana Co.(1)	461	46,091
Chewy, Inc., Class A(1)	279	5,918
Dick's Sporting Goods, Inc.	1,434	326,436
Five Below, Inc.(1)	750	103,597
Floor & Decor Holdings, Inc., Class A(1)	2,113	246,925
GameStop Corp., Class A(1)	589	13,629
Gap, Inc.	6,995	202,575
Home Depot, Inc.	4,965	1,662,630
Lithia Motors, Inc.	274	69,360
Lowe's Cos., Inc.	1,447	320,207
Murphy USA, Inc.	448	196,560
O'Reilly Automotive, Inc.(1)	168	161,828
Penske Automotive Group, Inc.	81	12,320
Ross Stores, Inc.	4,916	687,060
TJX Cos., Inc.	11,704	1,206,682
Tractor Supply Co.	1,875	534,919
Ulta Beauty, Inc.(1)	946	373,755
Valvoline, Inc.(1)	1,506	61,144
Wayfair, Inc., Class A(1)	268	15,943
Williams-Sonoma, Inc.	1,524	446,867
		8,032,630
Technology Hardware, Storage and Peripherals — 5.4%
Apple, Inc.	71,487	13,743,376

Dell Technologies, Inc., Class C	1,244	173,613
Hewlett Packard Enterprise Co.	12,219	215,665
HP, Inc.	4,486	163,739
NetApp, Inc.	1,654	199,191
Pure Storage, Inc., Class A(1)	2,531	152,594
Seagate Technology Holdings PLC	959	89,417
Super Micro Computer, Inc.(1)	222	174,161
Western Digital Corp.(1)	1,483	111,655
		15,023,411
Textiles, Apparel and Luxury Goods — 1.0%
Crocs, Inc.(1)	1,538	239,374
Deckers Outdoor Corp.(1)	510	557,899
Levi Strauss & Co., Class A	2,065	49,581
Lululemon Athletica, Inc.(1)	1,566	488,576
NIKE, Inc., Class B	7,763	737,873
PVH Corp.	1,262	151,453
Ralph Lauren Corp.	899	168,005
Skechers USA, Inc., Class A(1)	2,291	163,623
Tapestry, Inc.	6,213	270,204
		2,826,588
Tobacco — 0.2%
Altria Group, Inc.	3,679	170,154
Philip Morris International, Inc.	2,805	284,371
		454,525
Trading Companies and Distributors — 1.0%
Air Lease Corp.	2,585	123,149
Applied Industrial Technologies, Inc.	669	129,117
Beacon Roofing Supply, Inc.(1)	494	47,948
Boise Cascade Co.	797	109,420
Core & Main, Inc., Class A(1)	2,013	115,868
Fastenal Co.	8,269	545,589
Ferguson PLC	529	108,836
FTAI Aviation Ltd.	2,258	190,395
SiteOne Landscape Supply, Inc.(1)	417	64,560
United Rentals, Inc.	763	510,760
Watsco, Inc.	237	112,551
WESCO International, Inc.	929	166,746
WW Grainger, Inc.	665	612,771
		2,837,710
Water Utilities — 0.0%
American Water Works Co., Inc.	373	48,777
Essential Utilities, Inc.	119	4,490
		53,267
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	4,125	721,710
TOTAL COMMON STOCKS (Cost $245,243,269)		278,911,879
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	291,008	291,008
State Street Navigator Securities Lending Government Money Market Portfolio(3)	42,257	42,257
TOTAL SHORT-TERM INVESTMENTS (Cost $333,265)		333,265
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $245,576,534)		279,245,144
OTHER ASSETS AND LIABILITIES — 0.1%		320,332
TOTAL NET ASSETS — 100.0%		$279,565,476

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $40,261. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $42,257.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.